Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 10, 2024	Nov. 09, 2023	May 11, 2023	Nov. 09, 2022	May 13, 2022	Nov. 05, 2021	May 14, 2021
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 141,949	¥ 99,915	¥ 102,219	¥ 111,256	¥ 95,130	¥ 93,272
Dividend payout, Dividend per share (yen)		¥ 87	¥ 60	¥ 60	¥ 65	¥ 55	¥ 54
Dividend payout, Record date		Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Dividend payout, Effective date		Dec. 05, 2023	Jun. 06, 2023	Dec. 05, 2022	Jun. 06, 2022	Dec. 01, 2021	Jun. 07, 2021
Dividends payable, Total amount of dividends (millions of yen)	¥ 188,418
Dividends payable, Dividend per share (yen)	¥ 39
Dividends payable, Record date	Mar. 31, 2024
Dividends payable, Effective date	Jun. 04, 2024